Basis of Presentation and Summary of Significant Accounting Policies - Advertising Expenses, Accounting Pronouncements (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Advertising costs	¥ 92,460	¥ 77,911
Operating lease right-of-use assets	1,578,828	1,829,968
Operating lease liabilities	1,651,212
Assets:
Accounts receivable-trade, net	148,540	337,048
Deferred tax assets, net	655,591	222,505
Liabilities:
Accrued expenses	889,112	447,974
Contract liability (current)	172,063	201,559
Advances Received	461,665	483,124
Long-term contract liability - net of current portion	333,978	465,077
SHAREHOLDERS’ EQUITY:
Accumulated deficit	(1,703,302)	(705,309)
Revenues	3,341,617	3,908,264
Operating loss	(746,088)	34,350
Loss before income tax	(626,689)	32,737
Income tax benefit	(87,519)	15,961
Net loss	(539,170)	17,335
Cash flows from operating activities:
Net income	(539,170)	17,335
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income tax (benefit) expense	(107,264)	5,739
Changes in operating assets and liabilities:
Accounts receivable-trade, net	189,143	(66,877)
Accrued expenses	206,706	116,856
Contract liability	(160,595)
Advances received	(15,322)	(39,177)
Net cash used in operating activities	(366,420)	7,870
Cumulative adjustment
Assets:
Deferred tax assets, net	(135,345)	202,496
Liabilities:
Accrued expenses	(600)	820
Contract liability (current)	(172,063)	201,559
Advances Received	26	(6,137)
Long-term contract liability - net of current portion	(333,978)	465,077
SHAREHOLDERS’ EQUITY:
Accumulated deficit	371,270	(458,823)
Cash flows from operating activities:
Net income	(87,551)
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income tax (benefit) expense	(67,151)
Changes in operating assets and liabilities:
Accrued expenses	220
Contract liability	160,595
Advances received	(6,113)
Cumulative Adjusted Balance
Assets:
Deferred tax assets, net	520,246	425,001
Liabilities:
Accrued expenses	888,512	448,794
Contract liability (current)		201,559
Advances Received	461,691	476,987
Long-term contract liability - net of current portion		465,077
SHAREHOLDERS’ EQUITY:
Accumulated deficit	(1,332,032)	(1,164,132)
Cash flows from operating activities:
Net income	(626,721)
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income tax (benefit) expense	(174,415)
Changes in operating assets and liabilities:
Accrued expenses	206,926
Advances received	(21,435)
Net cash used in operating activities	(366,420)
Difference between Revenue Guidance in Effect before and after Topic 606
SHAREHOLDERS’ EQUITY:
Revenues	(154,702)
Operating loss	(154,702)
Loss before income tax	(154,702)
Income tax benefit	(67,151)
Net loss	(87,551)
Calculated under Revenue Guidance in Effect before Topic 606
SHAREHOLDERS’ EQUITY:
Revenues	3,186,915
Operating loss	(900,790)
Loss before income tax	(781,391)
Income tax benefit	(154,670)
Net loss	(626,721)
Accumulated deficit
SHAREHOLDERS’ EQUITY:
Net loss	¥ (539,170)	¥ 17,335
Accumulated deficit | Cumulative adjustment
SHAREHOLDERS’ EQUITY:
Accumulated deficit			¥ (458,823)